NOTIFICATION OF REPURCHASE OFFER

United States Securities and Exchange Commission

Washington, DC 20549

FORM N-23C-3

Notification of Repurchase Offer

Pursuant To Rule 23c-3

1.	Investment Company Act File Number:	Date of Notification:
	811-21975	May 6, 2008

2.	Exact name of investment company as specified in registration statement:
Allianz RCM Global EcoTrendsSM Fund

3.	Address of principal executive office:
c/o Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas, 49th Floor
New York, New York 10105

4.	Check one of the following:
A. ☒ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.
B. ☐ The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
C. ☐ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Chief Executive Officer

[ALLIANZ LOGO]

ALLIANZ RCM GLOBAL ECOTRENDSSM FUND

SHAREHOLDER REPURCHASE OFFER NOTICE

May 6, 2008

Dear Shareholder:

This notice is to inform you of the upcoming quarterly repurchase offer by the Allianz RCM Global EcoTrendsSM Fund (the “Fund”). If you have no need or desire to sell your shares, simply disregard this notice. We extend this repurchase offer to provide some liquidity to shareholders, because shares of this closed-end interval fund are not redeemable daily for cash and are not traded on a stock exchange.

IMPORTANT NOTE: In March 2008 the Board of Trustees of the Fund approved, and it continues to recommend that shareholders of the Fund also approve, a proposed merger (the “Merger”) of the Fund into Allianz RCM Global EcoTrendsSM Fund (the “New Fund”), a newly organized, open-end series of Allianz Funds Multi-Strategy Trust, which has an identical investment objective and substantially similar investment strategies to those of the Fund. Shareholders of the Fund may have already received a Prospectus/Proxy Statement containing additional detailed information regarding a special shareholder meeting to approve the Merger, which is scheduled to be held not long after the repurchase request deadline described in this Notice. If the Merger is approved and completed, Fund shareholders will become holders of Class A shares of the open-end New Fund, and the Fund will cease to operate or conduct repurchase offers. Please refer to the Prospectus/Proxy Statement regarding the Merger, which contains important information regarding your investment.

Submitting a vote on the Merger proposal will not affect your ability to tender shares in this repurchase offer. Unless and until the Merger is approved and completed, shares of the Fund can only be tendered for repurchase during one of the Fund’s scheduled quarterly repurchase offers, which ordinarily occur in the months of March, June, September and December. This repurchase offer period begins on May 6, 2008 and ends (unless suspended or postponed) on the repurchase request deadline, which is at 4:00 p.m., Eastern Time, on June 6, 2008. The Fund is offering to repurchase for net asset value up to 25% of its issued and outstanding Class A shares as of the repurchase request deadline, upon the terms and conditions described in the attached Repurchase Offer Statement and Repurchase Request Form.

If you wish to sell your shares during this repurchase offer period, you can do so in one of the following two ways:

1.	If your shares are held at your broker, dealer or other financial intermediary, please ask your financial adviser or brokerage firm to submit a repurchase request for you. You may be charged a transaction fee for this service by your broker, dealer or other financial intermediary. A shareholder who holds shares through a broker, dealer or other intermediary should NOT submit the attached form to the Fund.

2.	If you have a direct account held with the Fund (and as a result receive statements directly from Allianz Global Investors Distributors LLC), please complete, sign and date the enclosed Repurchase Request Form. In order to process your request, it must be received in good order by the Fund’s principal underwriter, Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926, prior to 4:00 p.m., Eastern Time, on June 6, 2008.

All repurchase requests must be received in good order prior to 4:00 p.m., Eastern Time, on June 6, 2008.

If you have any questions, please refer to the Fund’s current Prospectus and the Prospectus/Proxy Statement, both of which are available at www.allianzinvestors.com, and the attached Repurchase Offer Statement and Repurchase Request Form, which contain additional important information about the repurchase offer, or contact your broker, dealer or other financial intermediary. You may also call (800) 426-0107.

Sincerely,
Allianz RCM Global EcoTrendsSM Fund

ALLIANZ RCM GLOBAL ECOTRENDSSM FUND

REPURCHASE OFFER STATEMENT

May 6, 2008

1. The Offer. The Allianz RCM Global EcoTrendsSM Fund (the “Fund”) is offering to repurchase up to 25% of its issued and outstanding Class A shares (the “Shares”) as of the Repurchase Request Deadline (discussed below). Repurchases will be made at a price equal to the net asset value (“NAV”) of the Shares as of the close of regular trading on the New York Stock Exchange on the date the NAV of the Shares offered for repurchase is determined (“Repurchase Pricing Date”) upon the terms and conditions set forth herein, and in accordance with the Fund’s current Prospectus and Statement of Additional Information, which terms constitute the “Offer.” The purpose of the Offer is to provide some liquidity to shareholders, because Shares of this closed-end interval fund are not redeemable daily for cash and are not traded on a stock exchange. The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

2. Net Asset Value. The NAV of the Fund’s Shares as of the close of the New York Stock Exchange on April 30, 2008 was $33.69 per Share. You must decide whether to tender Shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase the Shares will not be calculated until the Repurchase Pricing Date. The NAV can fluctuate, and the NAV on the Repurchase Pricing Date could be lower or higher than the NAV on the date you submit your repurchase request. Please call your broker, dealer or other financial intermediary or the Fund at (800) 426-0107 or visit www.allianzinvestors.com for the Fund’s most current NAV per Share.

3. Repurchase Request Deadline. All repurchase requests from direct shareholders must be received in properly completed form by the Fund on or before 4:00 p.m., Eastern Time, on June 6, 2008. If you hold your Shares through a broker, dealer or other financial intermediary, you will need to ask your broker, dealer or other financial intermediary to submit your repurchase request for you by the same deadline. Your broker, dealer or other financial intermediary will tender your Shares to the Fund on your behalf. You should be sure to advise the Fund or your broker, dealer or other financial intermediary of your intentions in a timely manner. The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in properly completed form to the Fund, or in the form requested by your broker, dealer or other financial intermediary, by the Repurchase Request Deadline or your broker, dealer or other financial intermediary fails to submit your request to the Fund by the cutoff time stipulated by the Fund, you will be unable to sell your Shares to the Fund until a subsequent repurchase offer, and you will have to resubmit your request for that offer. You may withdraw or change your repurchase request at any point before the Repurchase Request Deadline as described in paragraph 8 below. As described in the accompanying offer notice, it is expected that the repurchase offer described herein will be the only repurchase offer that will be made prior to the shareholder meeting to approve the proposed Merger of the Fund into the New Fund, an open-end series of Allianz Funds Multi-Strategy Trust that has an identical investment objective and substantially similar investment strategies to those of the Fund. If the Merger is approved and completed, Fund shareholders will become holders of Class A shares of the open-end New Fund, and the Fund will cease to operate or conduct repurchase offers. Please refer to the Prospectus/Proxy Statement regarding the Merger, which contains important information regarding your investment.

4. Repurchase Pricing Date. The Fund anticipates that the Repurchase Pricing Date will be the same date as the Repurchase Request Deadline. In any event, the NAV per Share for the Offer must be determined no later than fourteen days (or the next business day if the 14th day is not a business day)

following the Repurchase Request Deadline. If the Fund elects to use a Repurchase Pricing Date later than the Repurchase Request Deadline, there is a risk that the NAV per Share will fluctuate between those dates.

5. Payment for Shares Repurchased. Payment for all Shares repurchased pursuant to this Offer will be made not later than seven days after the Repurchase Pricing Date. You may elect to receive payment in cash or, in lieu of receiving cash, to exchange your Shares into Class A shares of various open-end investment companies in the Allianz Funds, Allianz Multi-Strategy Funds and PIMCO Funds family (“Participating Funds”) at net asset value, without any sales charges. Please contact your broker, dealer or other financial intermediary or call the Fund at (800) 426-0107 or visit www.allianzinvestors.com for a listing of and additional information about the Participating Funds, including their prospectuses.

6. Increase in Number of Shares Repurchased. If shareholders tender for repurchase more Shares than the Fund is offering to repurchase (“Repurchase Offer Amount”), the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to repurchase by up to 2% of the Shares outstanding on the Repurchase Request Deadline.

7. Pro-Rata Repurchase. If the Fund determines not to repurchase additional Shares beyond the Repurchase Offer Amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the Shares tendered on a pro rata basis. If proration is necessary, the Fund will inform your broker, dealer or other financial intermediary of the proration on the business day following the Repurchase Request Deadline. The number of Shares each shareholder asked to have repurchased will, as a general rule, be reduced by the same percentage. If any Shares that you wish to tender to the Fund are not repurchased because of proration, you will have to wait until the next repurchase offer and submit a new repurchase request, and your repurchase request will not be given any priority over other investors’ requests. Thus, there is a risk that the Fund may not purchase all of the Shares you wish to have repurchased in this repurchase offer or in any subsequent repurchase offer, and the NAV of your Shares is likely to fluctuate between repurchase offers. In anticipation of the possibility of proration, some shareholders may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood of proration. There is no assurance that you will be able to sell as many of your Shares as or when you desire to sell.

8. Modification or Withdrawal of Shares To Be Repurchased. If your Shares are held at your broker, dealer or other financial intermediary, repurchase requests submitted pursuant to the Offer may be modified or withdrawn at any time prior the Repurchase Request Deadline by submitting notice to your broker, dealer or financial intermediary. In the event you decide to modify or withdraw your tender, you should provide your broker, dealer or other financial intermediary with sufficient notice prior the Repurchase Request Deadline. If you have a direct account held with the Fund, repurchase requests submitted pursuant to the Offer may be modified or withdrawn at any time prior the Repurchase Request Deadline by submitting notice to Allianz Global Investors Distributors LLC at the address indicated in the enclosed Repurchase Request Form.

9. Repurchase Fees. The Fund will not charge a repurchase fee with respect to proceeds received in the current repurchase offer, but may charge a fee in subsequent repurchases. However, if your Shares are held at your broker, dealer or other intermediary, the intermediary may charge transaction or other fees in connection with your repurchase request.

10. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Offer in limited circumstances and only by a vote of a majority of the Board of Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940. The limited circumstances include the following: (A) if the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended; (B) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (C) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (D) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund. You will be notified if the Fund suspends or postpones the Offer.

11. Tax Consequences. For federal income tax purposes, a tender of Shares pursuant to the Offer (whether for cash or shares of another fund) will be treated as a taxable sale or exchange of the Shares if, after the application of certain constructive ownership rules, the tender (i) completely terminates the shareholder’s interest in the Fund, (ii) is treated as a distribution that is “substantially disproportionate” or (iii) is treated as a distribution that is “not essentially equivalent to a dividend.” For this purpose a “substantially disproportionate” redemption is one that reduces the shareholder’s percentage voting interest in the Fund by more than 20% and after which the shareholder owns a less-than-50% voting interest in the Fund. Also for this purpose, a redemption is “not essentially equivalent to a dividend” if it results in a “meaningful reduction” of a shareholder’s percentage interest in the Fund. Whether a reduction is “meaningful” depends on a shareholder’s particular facts and circumstances; in general, the smaller a shareholder’s percentage interest in the Fund, the more likely it is that any such reduction therein will be treated as “meaningful.” However, if a shareholder tenders fewer than all of the Shares that he owns or is considered to own, the repurchase may not qualify as a sale or an exchange. If the transaction is treated as a sale or exchange for tax purposes, any gain or loss recognized will be treated as a capital gain or loss by shareholders who hold their Shares as a capital asset and as a long-term capital gain or loss if such Shares have been held for more than twelve months.

If a redemption of Shares does not qualify for sale or exchange treatment, the proceeds received by such shareholder may be taxed as a dividend to the extent of the tendering shareholder’s allocable share of the Fund’s earnings and profits, and thereafter as a nontaxable return of capital to the extent of the shareholder’s basis in the Shares and, then, as a taxable capital gain. In addition, if any amounts received are treated as a dividend to tendering shareholders, there is a further risk that both the non-tendering shareholders and the tendering shareholders who retain interests in the Fund, may be considered to have received a deemed distribution to the extent that their proportionate interests in the Fund have increased as a result of the tender, and all or a portion of that deemed distribution may be taxable as a dividend (with the same treatment to the extent of the Fund’s earnings and profits and the shareholder’s basis in the Shares, as described above).

Withholding. Backup withholding tax may be imposed on the gross proceeds paid to a tendering U.S. shareholder if that shareholder fails to properly furnish the Fund with a correct taxpayer identification number, has underreported dividend or interest income or fails to certify to the Fund that he is not subject to such withholding. In addition, there may be additional withholding with regard to non-U.S. shareholders. Shareholders should consult “Tax Matters” in the Fund’s current Prospectus and Statement of Additional Information for further details. All shareholders are urged to consult their tax advisers regarding the specific tax consequences of participating in the Offer in light of their particular situations as well as any consequences arising under the laws of any other jurisdiction.

12. Requests for Repurchase in Proper Form. All questions as to the validity, form, eligibility (including time of receipt) and acceptance of tenders of Shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding on all parties. The Fund reserves the absolute right to reject any or all tenders of Shares determined not to be in appropriate form or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund’s counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Offer or any defect in any tender of Shares whether generally or with respect to any particular Share(s) or shareholder(s). The Fund’s interpretations of the terms and conditions of the Offer shall be final and binding on all parties. Unless waived, any defects or irregularities in connection with tenders of Shares must be cured within such times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until the defects or irregularities have been cured or waived.

Neither the Fund, its principal underwriter, its investment advisers, nor any other person is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

* * *

Neither the Fund, its Board of Trustees, nor Allianz Global Investors Fund Management LLC, Allianz Global Distributors LLC or their affiliates make any recommendation to any shareholder as to whether to tender or refrain from tendering Shares or any particular amount of Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein or in the Fund’s current Prospectus or Statement of Additional Information. If given or made, such recommendation and such information and representation must not be relied upon as having been authorized by the Fund or its affiliates.

For the Fund’s most recent NAV per Share and other information, or for a copy of the Fund’s current Prospectus or the prospectuses of Participating Funds, contact your broker, dealer or other financial intermediary or call the Fund at (800) 426-0107 or visit www.allianzinvestors.com.

Date: May 6, 2008

ALLIANZ RCM GLOBAL ECOTRENDSSM FUND

REPURCHASE REQUEST FORM

(FOR USE BY DIRECT SHAREHOLDERS ONLY)

A shareholder who holds shares through a broker, dealer or other financial intermediary must instruct such broker, dealer or other financial intermediary to effect the repurchase on his or her behalf and should not submit this form to the Fund. A broker, dealer or other financial intermediary may charge a fee for processing the transaction on the tendering shareholder’s behalf.

IF YOU CHOOSE TO SELL YOUR SHARES AT THIS TIME:

You may complete this form and return it to us.

RETURN TO:	Allianz Global Investors Distributors LLC
P.O. Box 9688
Providence, RI 02940-0926

TO: ALLIANZ RCM GLOBAL ECOTRENDSSM FUND

Please repurchase the shares designated below at a price equal to their net asset value per share on the Repurchase Pricing Date. By asking the Fund to repurchase shares, I (we) accept the Fund’s repurchase offer as provided in this form, the accompanying cover letter and Repurchase Offer Statement, and the Fund’s Prospectus.

PLEASE USE BLUE OR BLACK INK AND PRINT CLEARLY.

ACCOUNT NUMBER:

NAME(S) OF REGISTERED
SHAREHOLDER(S):
(Please print EXACTLY as registered)

ADDRESS OF RECORD:

DAYTIME TELEPHONE:

FAX OR EMAIL ADDRESS:

SHARES TENDERED: (Please check and complete one and only one of the following options)

TENDER FOR CASH	☐	Please repurchase for cash (number of shares) shares from my (our) account.
OR
	☐	Please repurchase for cash shares from my (our) account with a net asset value equal to the following U.S. dollar amount: $ .

EXCHANGE OPTIONS	☐	Please exchange (number of shares) shares from my (our) account for Class A shares of the Allianz Fund(s), Allianz Multi-Strategy Fund(s) or PIMCO Fund(s) indicated below in lieu of cash.
OR
	☐	Please exchange shares from my (our) account with a net asset value equal to $ for Class A shares of the Allianz Fund(s), Allianz Multi-Strategy Fund(s) or PIMCO Fund(s) indicated below in lieu of cash.

		Name of Fund(s) for Exchange	Please specify the number of Shares or Dollars you request to be Allocated
1.
2.
3.
4.
Total:

Generally, a minimum of $5,000 ($2,500 for IRA accounts) must be exchanged to open a new fund account. Subsequent exchanges into an existing fund account meeting the minimum requirements can be made with as little as $100 ($50 for IRA Accounts). Tenders not meeting these requirements may be rejected by the Fund.

By checking any of the Exchange Options above, I (we) certify receipt of a prospectus with respect to each Allianz Fund, Allianz Multi-Strategy Fund or PIMCO Fund I (we) have listed.

If you selected one of the Exchange Options above, you must select the Allianz Fund(s), Allianz Multi-Strategy Fund(s) and/or PIMCO Fund(s) into which you want your tendered shares exchanged. If your request to exchange shares is not properly completed, you will receive cash instead. If the repurchase offer is oversubscribed and proration is necessary, the value of exchanges into each requested Allianz Fund, Allianz Multi-Strategy Fund or PIMCO Fund will, in turn, be reduced on a pro-rata basis.

SPECIAL PAYMENT AND DELIVERY INSTRUCTIONS

The check for cash payments will be issued in the name of the registered shareholder(s) and mailed to the address of record unless Special Payment and Delivery Instructions are given by completing the information below. The undersigned recognizes that the Fund has no obligation pursuant to the Special Payment and Delivery Instructions to transfer any shares from the name of the registered holder thereof if the Fund does not accept for payment any of the shares tendered hereby.

If special payment or delivery is required, please provide instructions here. Your signature(s) below must be guaranteed by a medallion signature guarantee. Please see below for further details.

Issue	☐	check to:	Name:

Address:

Mail	☐	check to:	Name:

Address:

Electronic Funds Transfer	☐	My bank information is already on file at Allianz RCM Global EcoTrendsSM Fund.

PLEASE SIGN BELOW AND NOTE THE FOLLOWING IMPORTANT POINTS:

•	Your signature(s) below must correspond exactly with the name(s) in which the shares are registered, except as noted below.

•	If the shares are held of record by two or more joint account holders, all must sign.

•

If the signer of the document is a trustee, executor, administrator, guardian, attorney-in-fact, officer of a corporation, authorized official of the custodian of an IRA account or others acting in a fiduciary or representative capacity, they must so indicate when signing, and submit proper evidence satisfactory to the Fund of their authority to so act.

•

If the proceeds of the shares tendered for repurchase (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the records of the Fund’s transfer agent, or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the repurchase request or stock power must be guaranteed as described below. Allianz Global Investors Distributors LLC may, however, waive the signature guarantee requirement for repurchases of up to $2,500 of the shares of a trustee of a qualified retirement plan, the administrator for which has an agreement with the Allianz Global Investors Distributors LLC. When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The signature guarantee must be in original form, as photocopies or fax copies will not be accepted by the Fund. Please note that notarization is not an acceptable medallion signature guarantee.

•

If the shares are held in an individual or employer-sponsored retirement plan, plan distribution requirements may not be met due to limitations the Fund may impose on the number of shares it offers for repurchase, potentially resulting in additional taxes and penalties for which the undersigned assumes full responsibility.

•

The undersigned hereby represents and warrants that: (a) when and to the extent the Fund accepts the shares for repurchase, the Fund will acquire good, marketable and unencumbered title to them, free and clear of all security interests, liens, charges, encumbrances, conditional sales agreements or other obligations relating to their sale or transfer, and not subject to any adverse claim; (b) on request, the undersigned will execute and deliver any additional documents the Fund or its principal underwriter deems necessary or desirable to complete the assignment, transfer and repurchase of the shares tendered hereby; and (c) the undersigned has read and agrees to all of the terms of the Offer.

•

The undersigned understands that acceptance of shares by the Fund for repurchase will constitute a binding agreement between the undersigned and the Fund upon the terms and subject to the conditions of the Offer.

•

All authority herein conferred or agreed to be conferred shall survive the death or incapacity of the undersigned and all obligations of the undersigned hereunder shall be binding upon the heirs, personal representatives, successors and assigns of the undersigned. Except as stated in the Offer, this tender is irrevocable.

[SIGNATURE PAGE FOLLOWS]

SIGNATURE(S) OF SHAREHOLDER(S) : (Sign EXACTLY as registered.)

Date

Signature	Print Name	Capacity (if applicable)

Signature	Print Name	Capacity (if applicable)

Signature	Print Name	Capacity (if applicable)

Tax Identification Number or Social Security Number

IF YOU HAVE FURTHER QUESTIONS REGARDING THIS FORM, PLEASE CALL (800) 426-0107.